Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
15.	Share-based Compensation

(a)	Description of stock incentive plan
2012 Incentive Plan
In September 2012, the Group permitted the grant of options of the Company to relevant directors and officers of the
Company (the “2012 Incentive Plan”).
Option awards are granted with an exercise price determined by the Board of Directors. Those options awards generally vest over a period of four years. Vested options shall be held by the CEO of the Company in trust and may be exercised/transferred after the completion of IPO. In September 2018, the 2012 Incentive Plan was cancelled without the concurrent grant of a replacement award, the Group would recognize any remaining unrecognized compensation cost; however, the 2012 Incentive Plan effectively has no value because it is not probable of vesting until the IPO is completed. Therefore, the Company concluded the cancellation of the 2012 Incentive Plan has no accounting implications and did not recognize share-based compensation expenses in the consolidated statements of operations and comprehensive loss.
2018 Incentive Plan
In September 2018 and April 2019, the Group permitted the grant of options and restricted shares of the Company to relevant directors, officers, other employees and consultants of the Company (the “2018 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors. Those options and restricted shares awards generally vest over a period of four years.
Both vested options and restricted shares shall be held by the CEO of the Company in trust and may be exercised/transferred after the completion of IPO.
2019 Incentive Plan and related amendments
On May 31, 2019, in connection with the Reorganization in 2019, the Board of Directors of the Company approved the 2019 Share Incentive Plan (the “2019 Incentive Plan”) whereby the incentive share options and restricted shares granted to employees and non-employees
by Lizhi BVI in the 2018 Incentive Plan shall be replaced and superseded by the exact number of share options and restricted shares of the Company for each grantee (the “2019 Replacement”). There is no change of fair value, vesting schedule and other key terms of such award agreements entered into with each grantee and the classification of share-based awards immediately before and after the 2019 Replacement, thus, the 2019 Replacement was not considered a modification of share-based awards.
On March 18, 2020, the 2019 Incentive Plan was further amended and restated, to increase the maximum aggregate number of Class A ordinary shares authorized to issue from 40,000,000 to 100,000,000
(the “Amended and Restated 2019 Share Incentive Plan”). On September
 17
, 2021, the Second Amended and Restated 2019 Share Incentive Plan was adopted to replace the Amended and Restated 2019 Share Incentive Plan in its entirety, increasing the maximum aggregate number of Class A ordinary shares authorized to issue from 100,000,000 to
170,000,000.
Kastle Limited and Futu Securities(Hong Kong) Limited hold certain Class A ordinary shares for the benefit of certain Company’s senior management, directors and employees before the corresponding share awards granted to such senior management, directors and employees are vested or exercised. The corresponding share awards were included in the outstanding options, restricted shares and restricted share units as of December 31, 2021. As of December 31, 2021, Kastle Limited and Futu Securities(Hong Kong) Limited hold 9,020,630 and 7,140,380 ordinary shares respectively.

Share-based compensation recognized for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	14,789	11,484	1,802
Selling and marketing expenses	—	2,370	3,431	538
General and administrative expenses	—	16,128	12,496	1,961
Research and development expenses	—	17,454	9,948	1,561

Total	—	50,741	37,359	5,862

As of December 31, 2020 and 2021, total unrecognized compensation expenses related to unvested awards granted under the Second Amended
and Restated 2019 Share Incentive Plan were RMB62.6 million and RMB75.3 million (US$11.9 million), respectively. As of December 31, 2020 and 2021, the weighted average remaining vesting period for share-based awards
were 2.70 and 2.58 years, respectively.
During the year
s
ended December 31, 2019, 2020 and 2021, there was no cash settled equity instrument granted under share-based payment arrangements, and no compensation cost for share-based payment arrangements was capitalized as part of the cost of an asset.

(b)	Stock options activities
The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2019, 2020 and 2021.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2019	12,665	500	13,165	0.0001	3.75	20,514
Forfeited	(844)	—	(844)	0.0001	—	—

Outstanding at December 31, 2019	11,821	500	12,321	0.0001	2.75	43,011

Exercisable as of December 31, 2019	—	—	—	—	—	—

Outstanding at January 1, 2020	11,821	500	12,321	0.0001	2.75	43,011
Granted	32,932	363	33,295	0.0001	—	—
Exercised	(3,235)	—	(3,235)	0.0001	—	—
Forfeited	(3,714)	—	(3,714)	0.0001	—	—

Outstanding at December 31, 2020	37,804	863	38,667	0.0001	3.09	48,921

Exercisable as of December 31, 2020	5,002	250	5,252	0.0001	—	6,644

Outstanding at January 1, 2021	37,804	863	38,667	0.0001	3.09	48,921
Granted	32,389	—	32,389	0.0001	—	—
Exercised	(4,925)	—	(4,925)	0.0001	—	—
Forfeited	(15,571)	—	(15,571)	0.0001	—	—

Outstanding at December 31, 2021	49,697	863	50,560	0.0001	2.56	29,786

Exercisable as of December 31, 2021	8,216	341	8,557	0.0001	—	5,041

The granted options awards will be vested over a period from nil to four years. The weighted average grant date fair value of options granted for the years ended December 31, 2019, 2020 and 2021 were nil, RMB1.96 and RMB1.44 (US$0.23) per option, respectively.

(c)	Restricted shares activities
The following table sets forth the summary of restricted shares activities:

	Number of Restricted Shares Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	US$
January 1, 2019	14,500	0.21
Awarded	10,428	0.26
Vested	—	—

Outstanding at December 31, 2019	24,928	0.23

January 1, 2020	24,928	0.23
Awarded	2,607	0.27
Forfeited	(7,821)	0.26
Vested	(9,857)	0.22

Outstanding at December 31, 2020	9,857	0.23

January 1, 2021	9,857	0.23
Awarded	—	—
Forfeited	—	—
Vested	(6,232)	0.24

Outstanding at December 31, 2021	3,625	0.21

The granted restricted shares will be vested over a period from one to four years.

(d)	Restricted share units activities
(i)
Pursuant to the Second Amended
and Restated 2019 Share Incentive Plan, 9,611,020 and 13,080,200
restricted share units were granted to certain employees in 2020 and 2021, respectively. These restricted share unit awards will be vested over a period of four years, with a summary of activities as follows:

	Number of Restricted Share Units Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	(in thousands)
		US$
January 1, 2020	—	—
Awarded	9,611	0.22
Forfeited	(5,101)	0.24
Vested	—	—

Outstanding at December 31, 2020	4,510	0.20

January 1, 2021	4,510	0.20
Awarded	13,080	0.30
Forfeited	(2,308)	0.20
Vested	(3,018)	0.19

Outstanding at December 31, 2021	12,264	0.31

(ii)
Pursuant to the Second Amended
and Restated 2019 Share Incentive Plan, the Company granted restricted share units with fixed monetary amount to certain employees in 2020 and 2021 with vesting period from one to four years. These share-settled obligations require that the variable number of shares to be issued based on an average market price for the shares over the last 30 days before each vesting day. As the monetary value of such obligation is predominantly based on a fixed monetary amount known at inception, the obligation is classified as a liability under paragraph
480-10-25-14(a).
Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability with no gain or loss recognized. For the years ended December 31,
2019,
2020 and 2021,
 nil,
190,160 and 1,812,960 restricted share units have been vested, respectively.

(e)	Founders’ shares
In accordance with the restricted share agreement dated as of March 7, 2011, all ordinary shares ultimately owned by the Company’s founders became subject to four-year vesting schedule, with 25%
vesting on each anniversary of this date of over four years. In the event the founder’s relationship with the Group terminates, directly or indirectly, upon (i) the voluntary termination by the founder of his employment with the Group, or (ii) the termination by the Group of the founder’s employment for any event of default, then the Company shall have the right to repurchase from the founder all of the restricted shares that have not been released from the repurchase right. All of the restricted shares were released from the repurchase right upon completion of the IPO in January 2020. The Company accounted for this arrangement similar to a reverse stock split, followed by the grant of restricted stock awards subject to service vesting conditions, though these founders’ shares are legally outstanding from the grant day. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the grant date and is recognized over the requisite service period.